Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, domestic	$ (20,663)	$ (12,037)	$ (12,761)
Income (loss) before income taxes, foreign	159,293	90,537	73,329
INCOME BEFORE INCOME TAX	$ 138,630	$ 78,500	$ 60,568